Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Centre Funds
Prospectus Date	rr_ProspectusDate	Jan. 17, 2014
Supplement [Text Block]	cf_SupplementTextBlock

CENTRE FUNDS

Centre Active U.S. Treasury Fund

Supplement dated December 1, 2014 to

Prospectus and Statement of Additional Information Dated January 17, 2014

Effective December 1, 2014, T. Kirk Barneby, the portfolio manager of Centre Active U.S. Treasury Fund (the “Treasury Fund”), has joined Centre Asset Management, LLC (the “Adviser”) as Investment Director, Fixed Income. In light of this change, the Adviser and Hudson Canyon Investment Counselors, LLC have determined to terminate the subadvisory agreement relating to the Treasury Fund, pursuant to which Hudson Canyon served as subadviser to the Treasury Fund. Accordingly, effective December 1, 2014, all references to “Hudson Canyon,” the “Sub-Adviser” and the “Sub-Advisory Agreement” in each Fund’s Prospectus and Statement of Additional Information are deleted in their entirety.

As of December 1, 2014, the following changes have been made the Prospectus and Statement of Additional Information of the Funds:

The following paragraph replaces the third to last paragraph under “PRINCIPAL RISKS OF INVESTING IN THE FUND” in the summary section of the Prospectus of the Treasury Fund:

Management Risk. Management risk involves the risk that the Fund’s portfolio manager will not be successful in achieving the Fund’s investment objective. The ability of the Fund to meet its investment objective is directly related to the portfolio manager’s implementation of the investment strategies for the Fund. If the Adviser’s investment approach in managing the Fund does not produce the expected results, your investment could be diminished or even lost. Additionally, the Adviser may be limited by legislative, regulatory, or tax developments in connection with its management of the Fund. Furthermore, because the Fund seeks returns relating to changes in interest rates over time, the Fund’s performance may be more adversely affected than that of other funds if the Adviser’s interest rate forecasts are incorrect.

Centre Active U.S. Treasury Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cf_SupplementTextBlock

CENTRE FUNDS

Centre Active U.S. Treasury Fund

Supplement dated December 1, 2014 to

Prospectus and Statement of Additional Information Dated January 17, 2014

Effective December 1, 2014, T. Kirk Barneby, the portfolio manager of Centre Active U.S. Treasury Fund (the “Treasury Fund”), has joined Centre Asset Management, LLC (the “Adviser”) as Investment Director, Fixed Income. In light of this change, the Adviser and Hudson Canyon Investment Counselors, LLC have determined to terminate the subadvisory agreement relating to the Treasury Fund, pursuant to which Hudson Canyon served as subadviser to the Treasury Fund. Accordingly, effective December 1, 2014, all references to “Hudson Canyon,” the “Sub-Adviser” and the “Sub-Advisory Agreement” in each Fund’s Prospectus and Statement of Additional Information are deleted in their entirety.

As of December 1, 2014, the following changes have been made the Prospectus and Statement of Additional Information of the Funds:

The following paragraph replaces the third to last paragraph under “PRINCIPAL RISKS OF INVESTING IN THE FUND” in the summary section of the Prospectus of the Treasury Fund:

Management Risk. Management risk involves the risk that the Fund’s portfolio manager will not be successful in achieving the Fund’s investment objective. The ability of the Fund to meet its investment objective is directly related to the portfolio manager’s implementation of the investment strategies for the Fund. If the Adviser’s investment approach in managing the Fund does not produce the expected results, your investment could be diminished or even lost. Additionally, the Adviser may be limited by legislative, regulatory, or tax developments in connection with its management of the Fund. Furthermore, because the Fund seeks returns relating to changes in interest rates over time, the Fund’s performance may be more adversely affected than that of other funds if the Adviser’s interest rate forecasts are incorrect.